Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41921
Entity Registrant Name	Joint Stock Company Kaspi.kz
Entity Incorporation, State or Country Code	1P
Entity Address, Address Line One	154A Nauryzbai Batyr Street
Entity Address, City or Town	Almaty
Entity Address, Postal Zip Code	050013
Entity Address, Country	KZ
Entity Common Stock, Shares Outstanding	189,333,465
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001985487
Title of 12(b) Security	American Depositary Shares, each representing one common share, no par value
Trading Symbol	KSPI
Security Exchange Name	NASDAQ
Auditor Firm ID	1056
Auditor Name	Deloitte LLP
Auditor Location	Almaty, Kazakhstan
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	154A Nauryzbai Batyr Street
Entity Address, City or Town	Almaty
Country Region	+7
City Area Code	727
Local Phone Number	3306710
Entity Address, Postal Zip Code	050013
Entity Address, Country	KZ
Contact Personnel Name	Tengiz Mosidze